Redeemable Convertible Preferred and Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Redeemable Convertible Preferred Stock

Prior to the Merger, redeemable convertible preferred stock as of December 31, 2020, consisted of the following (in thousands, except share and per share data):

	December 31, 2020
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series B	$0.33	131,411,372	88,434,754	$41,791	$39,225

Redeemable convertible preferred stock as of December 31, 2019, consisted of the following (in thousands, except share and per share data):

	December 31, 2019
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series seed	$1.45	2,068,201	2,068,201	$3,000	$2,911
Series A	$16.09	2,353,432	2,316,147	37,272	37,105

		4,421,633	4,384,348	$40,272	$40,016

Redeemable convertible preferred stock as of December 31, 2020, consisted of the following (in thousands, except share and per share data):

	December 31, 2020
Series	Issue Price per share	Shares Authorized	Shares Issued and Outstanding	Liquidation Amount	Carrying Amount
Series B	$0.47	131,411,372	88,434,754	$41,791	$39,225